Note 13 - Financial assets at fair value through other comprehensive income - Accumulated other comprehensive income items that may be reclassified to profit or loss available for sale financial assets (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities [Member]
Financial assets at fair value throught other comprehensive income Line Items
Financial Assets At Fair Value Through Other Comprehensive Income balance at the Beginning	€ 1,557
Changes In Accumulated Other Comprehensive Income Available For Sale Abstract
Effects of changes in accounting policies IFRS 9	(58)
Valuation gains and losses	(640)
Amounts transferred to income	(137)
Other reclassifications financial assets at fair value	0
Income tax financial assets at fair value	221
Financial Assets At Fair Value Through Other Comprehensive Income balance at the End	943	€ 1,557
Equity Instruments at fair value [Member]
Financial assets at fair value throught other comprehensive income Line Items
Financial Assets At Fair Value Through Other Comprehensive Income balance at the Beginning	84
Changes In Accumulated Other Comprehensive Income Available For Sale Abstract
Effects of changes in accounting policies IFRS 9	(40)
Valuation gains and losses	(174)
Amounts transferred to income	0
Other reclassifications financial assets at fair value	0
Income tax financial assets at fair value	(25)
Financial Assets At Fair Value Through Other Comprehensive Income balance at the End	(155)	84
Equity Instruments Available for sale [Member]
Financial assets at fair value throught other comprehensive income Line Items
Financial Assets At Fair Value Through Other Comprehensive Income balance at the Beginning	€ 1,641	947	€ 1,674
Changes In Accumulated Other Comprehensive Income Available For Sale Abstract
Valuation gains and losses		321	400
Amounts transferred to income		356	(1,181)
Other reclassifications financial assets at fair value		(10)	116
Income tax financial assets at fair value		27	(62)
Financial Assets At Fair Value Through Other Comprehensive Income balance at the End		€ 1,641	€ 947